COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF LONG-TERM DEBT

Long-term debt, as adjusted for the October 2 Deferral, consisted of the following:

	September 30,	December 31,
	2024	2023
(in thousands)
DECD loan, net of issuance costs	$1,563	$1,596
Less: Current portion, net of issuance costs	(229)	(166)
Total long-term debt, net of issuance costs	$1,334	$1,430

Long-term debt consisted of the following:

	December 31,	December 31,
	2023	2022
(in thousands)
DECD loan, net of issuance costs	$1,596	$2,718
Less: Current portion, net of issuance costs	(166)	(403)
Total long-term debt, net of issuance costs	$1,430	$2,315

SCHEDULE OF ANNUAL AMOUNTS OF FUTURE MINIMUM PRINCIPAL PAYMENTS DUE UNDER CERTAIN CONTRACTUAL OBLIGATIONS
	Payments Due by Period
(in thousands)	Total	2024	2025	2026	2027	2028	Thereafter
DECD Loan	$1,569	$58	$233	$238	$145	$213	$682
Total	$1,569	$58	$233	$238	$145	$213	$682

	Payments Due by Period
(in thousands)	Total	2024	2025	2026	2027	2028	Thereafter
DECD Loan	$1,604	$170	$335	$342	$215	$129	$413
Total	$1,604	$170	$335	$342	$215	$129	$413

SCHEDULE OF CARRYING AND FAIR VALUE OF LOAN PAYABLE
		September 30,		December 31,
		2024		2023
(in thousands)	Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
DECD loan	Level 3	$1,569	$1,200	$1,604	$1,255

		December 31,		December 31,
		2023		2022
(in thousands)	Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
DECD loan	Level 3	$1,604	$1,255	$2,729	$2,110

SCHEDULE OF EXPENSE ASSOCIATED WITH OPERATING LEASES

The expense associated with these operating leases for the three and nine months ended September 30, 2024 and 2023 is shown in the table below (in thousands).

		Three Months Ended September 30,
Lease Cost	Classification	2024	2023
Operating rent expense
	Cost of revenue	$19	$18
	Research and development	7	19
	Sales and marketing	2	4
	General and administrative	10	35
Variable rent expense
	Cost of revenue	11	11
	Research and development	4	4
	Sales and marketing	2	3
	General and administrative	8	21

		Nine Months Ended September 30,
Lease Cost	Classification	2024	2023
Operating rent expense
	Cost of revenue	$67	$66
	Research and development	38	43
	Sales and marketing	5	8
	General and administrative	52	90
Variable rent expense
	Cost of revenue	$33	$41
	Research and development	9	10
	Sales and marketing	6	7
	General and administrative	26	64

		Year Ended December 31,
Lease Cost	Classification	2023	2022
Operating rent expense
	Cost of revenue	$83	$79
	Research and development	63	27
	Sales and marketing	11	37
	General and administrative	115	66
Variable rent expense
	Cost of revenue	$52	$39
	Research and development	14	22
	Sales and marketing	9	34
	General and administrative	74	67

SCHEDULE OF FUTURE LEASE PAYMENTS RELATED TO OPERATING LEASES

Based on the Company’s leases as of September 30, 2024, the table below sets forth the approximate future lease payments related to operating leases with initial terms of one year or more (in thousands).

Year	Payments
2024 (remaining three months)	$54
2025	229
2026	223
2027	84
2028	52
Total Operating Lease Payments	642
Less: Imputed Interest	(63)
Present Value of Lease Liabilities	579
Less: Operating Lease Liability, current portion	(192)
Operating Lease Liability, non-current portion	$387

Based on the Company’s leases as of December 31, 2023, the table below sets forth the approximate future lease payments related to operating leases with initial terms of one year or more (in thousands).

Year	Payments
2024	$194
2025	167
2026	171
2027	84
2028	52
Total Operating Lease Payments	668
Less: Imputed Interest	(82)
Present Value of Lease Liabilities	586
Less: Operating Lease Liability, current portion	(159)
Operating Lease Liability, non-current portion	$427

SCHEDULE OF WEIGHTED-AVERAGE LEASE TERM AND DISCOUNT RATE

Weighted-average lease term and discount rate were as follows.

	Nine Months Ended September 30,
	2024	2023
Cash paid for amounts included in measurement of lease liabilities:
Operating cash outflows relating to operating leases	$257	$334
Weighted-average remaining lease term (in years)	3.0	2.8
Weighted-average discount rate	7.25%	8.08%

Supplemental disclosure of cash flow information related to leases for the years ended December 31, 2023 and 2022 is shown in the table below (in thousands).

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in measurement of lease liabilities:
Operating cash outflows relating to operating leases	$459	$362
Weighted-average remaining lease term (in years)	3.6	3.5
Weighted-average discount rate	7.30%	9.30%